Finance expense	12 Months Ended
Mar. 31, 2021
Interest costs [Abstract]
Finance expense [Text Block]
22. Finance expense

Finance expense was comprised of the following for the years ending:

	March 31, 2021	March 31, 2020
Interest on convertible loan	$769,946	$-
Interest on loans payable	207,678	331,036
Interest on lease liabilities	236,600	87,852
Total	$1,214,224	$418,888